Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2021	¥(16,208)	¥–	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Cumulative effect of adopting Accounting standards Update 2018-12, net of tax of ¥4,296 million		¥(24,641)					¥(24,641)
Balance at April 1, 2021	¥(16,208)	¥(24,641)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(109,291)
Net unrealized gains (losses) on investment in securities, net of tax of ¥21,836 million	(52,477)						(52,477)
Reclassification adjustment included in net income, net of tax of ¥61 million	(4,207)						(4,207)
Impact of changes in policy liability discount rate, net of tax of ¥(23,126) million		62,177					62,177
Debt valuation adjustments, net of tax of ¥121 million			(311)				(311)
Reclassification adjustment included in net income, net of tax of ¥10 million			(26)				(26)
Defined benefit pension plans, net of tax of ¥(4,738) million				12,626			12,626
Reclassification adjustment included in net income, net of tax of ¥(151) million				376			376
Foreign currency translation adjustments, net of tax of ¥17,642 million					105,079		105,079
Reclassification adjustment included in net income, net of tax of ¥(295) million					614		614
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,256) million						10,634	10,634
Reclassification adjustment included in net income, net of tax of ¥(1,478) million						4,436	4,436

Total other comprehensive income (loss)	(56,684)	62,177	(337)	13,002	105,693	15,070	138,921

Transaction with noncontrolling interests	0	0	0	0	(1,472)	(3)	(1,475)

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	1	5,851	808	6,660

Balance at March 31, 2022	¥(72,892)	¥37,536	¥221	¥(8,072)	¥61,914	¥2,788	¥21,495

Net unrealized gains (losses) on investment in securities, net of tax of ¥41,871 million	(109,745)						(109,745)
Reclassification adjustment included in net income, net of tax of ¥90 million	(421)						(421)
Impact of changes in policy liability discount rate, net of tax of ¥(43,576) million		126,980					126,980
Debt valuation adjustments, net of tax of ¥(25) million			67				67
Reclassification adjustment included in net income, net of tax of ¥5 million			(13)				(13)
Defined benefit pension plans, net of tax of ¥(1,706) million				4,659			4,659
Reclassification adjustment included in net income, net of tax of ¥76 million				(211)			(211)
Foreign currency translation adjustments, net of tax of ¥19,131 million					90,616		90,616
Reclassification adjustment included in net income, net of tax of ¥(1,806) million					4,091		4,091
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,106) million						18,232	18,232
Reclassification adjustment included in net income, net of tax of ¥(408) million						1,438	1,438

Total other comprehensive income (loss)	(110,166)	126,980	54	4,448	94,707	19,670	135,693

Transaction with noncontrolling interests	0	0	0	0	2,903	1,493	4,396

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(7)	3,637	1,868	5,498

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	(24)	0	0	0	(25)	0	(49)

Balance at March 31, 2023 *	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

*	As of March 31, 2023, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2023*1	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥27,906 million	(69,102)						(69,102)
Reclassification adjustment included in net income, net of tax of ¥(749) million	1,340						1,340
Impact of changes in policy liability discount rate, net of tax of ¥(32,471) million		93,269					93,269
Debt valuation adjustments, net of tax of ¥69 million			(177)				(177)
Reclassification adjustment included in net income, net of tax of ¥5 million			(14)				(14)
Defined benefit pension plans, net of tax of ¥(5,655) million				13,559			13,559
Reclassification adjustment included in net income, net of tax of ¥101 million				(266)			(266)
Foreign currency translation adjustments, net of tax of ¥35,593 million					163,062		163,062
Reclassification adjustment included in net income, net of tax of ¥(4,601) million					10,242		10,242
Net unrealized gains (losses) on derivative instruments, net of tax of ¥578 million						(2,928)	(2,928)
Reclassification adjustment included in net income, net of tax of ¥945 million						(2,947)	(2,947)

Total other comprehensive income (loss)	(67,762)	93,269	(191)	13,293	173,304	(5,875)	206,038

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	6	4,816	(175)	4,647

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	10	0	0	0	203	0	213

Balance at March 31, 2024*2	¥(250,806)	¥257,785	¥84	¥9,670	¥324,208	¥16,207	¥357,148

*1
As of March 31, 2023, the amount of impact of changes in policy liability discount rate contained a loss of ¥(24,641) million (net of tax of ¥4,296 million ) of cumulative effect of changes in the discount rates between contract inception date and the transition date of April 1, 2021 of LDTI and an income of ¥189,157 million (net of tax of ¥(66,702) million ) of changes after the transition date. For further information about impact of changes in policy liability discount rate, see Note 24. “Long-Duration Insurance Contracts Relating to Life Insurance Operations”.

*2
As
of March 31, 2024, net unrealized gains (losses) on investment in securities contained ¥(82) million (net of tax of ¥16 million ) of net unrealized gains (losses) in investment in securities related to available-for-sale debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2022, 2023 and 2024 are as follows:

	March 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,619	Gains on investment securities and dividends
Sales of debt securities	737	Life insurance premiums and related investment income
Amortization of debt securities	92	Finance revenues
Amortization of debt securities	(658)	Life insurance premiums and related investment income
Others	(522)	Write-downs of securities

	4,268	Total before income tax
	(61)	Income tax (expense) or benefit

	¥4,207	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥36	Life insurance costs

	36	Total before income tax
	(10)	Income tax (expense) or benefit

	¥26	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥386	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(912)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	(527)	Total before income tax
	151	Income tax (expense) or benefit

	¥(376)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	(1,782)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	873	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(909)	Total before income tax
	295	Income tax (expense) or benefit

	¥(614)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,615)	Interest expense
Foreign exchange contracts	(710)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(3,589)	Interest expense/Other (income) and expense

	(5,914)	Total before income tax
	1,478	Income tax (expense) or benefit

	¥(4,436)	Net of tax

	March 31, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥155	Gains on investment securities and dividends
Sales of debt securities	(765)	Life insurance premiums and related investment income
Amortization of debt securities	509	Finance revenues
Amortization of debt securities	1,148	Life insurance premiums and related investment income
Others	(536)	Write-downs of securities

	511	Total before income tax
	(90)	Income tax (expense) or benefit

	¥421	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥18	Life insurance costs

	18	Total before income tax
	(5)	Income tax (expense) or benefit

	¥13	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥376	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(88)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	287	Total before income tax
	(76)	Income tax (expense) or benefit

	¥211	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,673)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	8,776	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(5,897)	Total before income tax
	1,806	Income tax (expense) or benefit

	¥(4,091)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(175)	Interest expense
Foreign exchange contracts	0	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,671)	Interest expense/Other (income) and expense

	(1,846)	Total before income tax
	408	Income tax (expense) or benefit

	¥(1,438)	Net of tax

	March 31, 2024
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥231	Gains on investment securities and dividends
Sales of debt securities	(7,184)	Life insurance premiums and related investment income
Amortization of debt securities	756	Finance revenues
Amortization of debt securities	4,108	Life insurance premiums and related investment income

	(2,089)	Total before income tax
	749	Income tax (expense) or benefit

	¥(1,340)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥19	Life insurance costs

	19	Total before income tax
	(5)	Income tax (expense) or benefit

	¥14	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥438	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(70)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	367	Total before income tax
	(101)	Income tax (expense) or benefit

	¥266	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,952)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	109	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(14,843)	Total before income tax
	4,601	Income tax (expense) or benefit

	¥(10,242)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥114	Interest expense
Foreign currency swap agreements	3,778	Interest expense/Other (income) and expense

	3,892	Total before income tax
	(945)	Income tax (expense) or benefit

	¥2,947	Net of tax